Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding						26,475,000	24,420,000
Service-based share options, granted						3,525,000
Weighted-average grant date fair value of option granted						$ 0.24		$ 0.39
Total intrinsic value of options redeemed or exercised						$ 0.2	$ 3.2	$ 1.2
Equity-based compensation						2.1	0.8	$ 2.7
Unrecognized compensation costs, option						$ 0.3
Employee Stock Option | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize award						7 months 6 days
Service-based share options, granted					3,500,000
Options with terms modified during the period, number		9,800,000		9,800,000
Expiration date after modification				May 31, 2021
Earliest expiration date before modification				2018
Latest expiration date before modification				2020
Employee Stock Option | 2degrees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, requisite service period					2 years	3 years
Employee Stock Option | General and administrative | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense				$ 0.7
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares and Class C Units authorized for issuance as RSUs						7.50%
Maximum number of Common Shares that may be issued under the plan						6,304,331
Share based payment award, restricted stock grant date fair value						$ 4.2	$ 9.8
Share based payment award, restricted stock grant date price per common share						$ 4.20	$ 6.94
Restricted stock units vested		403,118				403,118
Issuance of shares related to RSUs, net of employee tax withholding			357,684
Outstanding unvested RSUs						1,385,255	1,129,048
Unrecognized compensation costs, RSUs						$ 6.0
Weighted-average period to recognize award						2 years 6 months
Share based payment award, restricted stock unit granted						990,374
Restricted Stock Units (RSUs) | Grants Made in 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs, RSUs						$ 2.2
Restricted Stock Units (RSUs) | Time Based Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period						3 years
Share based payment award, vesting period description						They vest over a three year period, with half of the RSUs vested in 2018 and one-quarter of the RSUs vesting in each the following two years.
Restricted Stock Units (RSUs) | Time Based And Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period						4 years
Share based payment award, vesting period description						These performance-based RSUs vest on a straight-line basis over a four year employment period.
Restricted Stock Units (RSUs) | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period						4 years
Share based payment award, vesting period description						The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee's continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.
Outstanding unvested RSUs						144,098
Unrecognized compensation costs, RSUs						$ 0.7
Weighted-average period to recognize award						2 years
Share based payment award, restricted stock unit granted						1,500,000		192,130
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 3.4	$ 1.6
Restricted Stock Units (RSUs) | General and administrative | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense						$ 0.4	$ 0.4
Subsequent Event | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested	171,727